S-K 1602(a)(3) Forepart, Sponsor Compensation	Sep. 18, 2025 USD ($) $ / shares shares
Private Placement Units [Member] | Sponsor [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares) | shares	425,000
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 10
Price Paid or to be Paid for Securities, Total Amount (in Dollars) | $	$ 4,250,000
Private Placement Units [Member] | Over-allotment Option Exercised [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares) | shares	455,000
Over-allotment Exercised [Member] | Sponsor [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount (in Dollars) | $	$ 4,550,000
Class B Ordinary Shares [Member] | Sponsor [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares) | shares	7,665,900
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 0.003
Price Paid or to be Paid for Securities, Total Amount (in Dollars) | $	$ 25,000